Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Revenues from rendering of services	€ 34,832	€ 34,479	€ 33,697
Lease revenues	71	76	127
Sale of goods	5,749	5,438	5,453
Total	40,652	€ 39,993	€ 39,277
Insurance revenue	€ 212